Segment Information - Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	₺ 61,544,274	₺ 70,560,996	₺ 69,502,765
Profit for the year	4,174,749	4,330,581	4,508,466
Income tax expense	(1,615,297)	572,320	919,742
Finance income	(2,488,913)	(7,020,529)	(5,266,058)
Finance costs	7,630,882	13,369,520	8,274,974
Other income	(231,013)	(227,604)	(140,944)
Other expenses	902,726	1,234,219	1,657,083
Monetary (gain) loss	(4,713,822)	(2,915,848)	534,673
Depreciation and amortization	21,597,374	20,575,152	18,758,198
Share of profit/(loss) of equity accounted investees	(316,934)	(116,101)	20,934
Adjusted EBITDA	24,939,752	29,801,710	29,267,068
IFRS 9 impairment loss provision	(408,705)	(522,502)	(845,751)
Turkcell Turkiye segment [member]
Disclosure of operating segments [line items]
Revenue	47,056,642	54,273,614	54,477,094
Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	6,284,777	6,102,253	5,524,154
Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	1,990,946	2,031,936	2,009,350
All other segments [member]
Disclosure of operating segments [line items]
Revenue	6,211,909	8,153,193	7,492,167
Operating segments [member] | Turkcell Turkiye segment [member]
Disclosure of operating segments [line items]
Revenue	47,308,592	54,625,847	54,799,961
Adjusted EBITDA	19,888,347	24,770,715	24,725,401
IFRS 9 impairment loss provision	(338,375)	(487,677)	(714,207)
Operating segments [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	6,429,763	6,271,017	5,722,387
Adjusted EBITDA	3,263,535	3,047,283	2,628,467
IFRS 9 impairment loss provision	(34,265)	(13,679)	(6,764)
Operating segments [member] | Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	2,151,676	2,154,951	2,042,264
Adjusted EBITDA	1,061,780	1,286,400	1,243,799
IFRS 9 impairment loss provision	(34,799)	(19,282)	(123,483)
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	8,228,583	9,573,927	8,627,817
Adjusted EBITDA	787,953	792,538	788,500
IFRS 9 impairment loss provision	(1,266)	(1,864)	(1,297)
Intersegment eliminations [member]
Disclosure of operating segments [line items]
Revenue	(2,574,340)	(2,064,746)	(1,689,664)
Adjusted EBITDA	(61,863)	(95,226)	(119,099)
Intersegment eliminations [member] | Turkcell Turkiye segment [member]
Disclosure of operating segments [line items]
Revenue	(251,950)	(352,233)	(322,867)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	(144,986)	(168,764)	(198,233)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	(160,730)	(123,015)	(32,914)
Intersegment eliminations [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	₺ (2,016,674)	₺ (1,420,734)	₺ (1,135,650)